Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Statement of Cash Flows, Supplemental Disclosures
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 2 SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the years ended December 31, 2011 and 2010 are summarized as follows:

Cash paid during the years for interest and income taxes:

	2011	2010
Income Taxes	$—	$—
Interest	$—	$—